                                              Supplement to Prospectus Dated May 1, 2006
                                                  Supplement dated November 20, 2006

Supplement dated November 20, 2006 to the May 1, 2006 Prospectus for Pruco Life Insurance  Company of New Jersey's  Prudential  Premier
Series Annuity

This  Supplement  should be read and  retained  with the current  Prospectus  for your  annuity.  If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

We are issuing this  supplement to describe in the prospectus for the Pruco Life Insurance  Company of New Jersey  ("PLNJ")  Prudential
Premier  Series  Annuity,  certain  changes with respect to the  underlying  mutual funds as well as disclosure  reflecting the maximum charge for the Guaranteed  Minimum Income Benefit,  Lifetime Five Income Benefit,  and Spousal  Lifetime Five Income Benefit  available under Prudential  Premier Series Annuity.  These changes will be effective on or about November 20, 2006,  unless  specifically  stated
otherwise.

1.       GUARANTEED MINIMUM INCOME BENEFIT MAXIMUM AND CURRENT CHARGE

In the Summary of Contract Expenses section of the prospectus for the Prudential Premier Series Annuity, we revise the line item pertaining to GMIB to reflect the following modified information:

Maximum Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals - as a percentage of average GMIB Protected Value*               2.00%

Annual Guaranteed Minimum Income Benefit Charge and Charge
Upon Certain Withdrawals - as a percentage of average
GMIB Protected Value (current charge)                                                            0.50%

* We reserve the right to increase the charge for GMIB to a maximum of 2.00% upon any reset of the GMIB  Protected  Value or upon a new election.

2.       LIFETIME FIVE AND SPOUSAL LIFETIME FIVE MAXIMUM CHARGES

     The following modifications have been made to the table entitled "YOUR OPTIONAL BENEFIT FEES AND CHARGES" in the "Summary of
         Contract Fees and Charges" section of the Prospectus:

                                                                                   TOTAL ANNUAL   TOTAL ANNUAL   TOTAL ANNUAL
                                                                      OPTIONAL        CHARGE         CHARGE         CHARGE
                                                                    BENEFIT FEE/        for            for            for
                                                                       CHARGE        B Series*      L Series*      X Series*
     LIFETIME FIVE INCOME BENEFIT
                                                                    (1.50%             1.75%          2.10%          2.15%
                                                                    maximum)**
                                                                    0.60%
                                                                    currently of
                                                                    average
                                                                    daily net
                                                                    assets of
                                                                    the
                                                                    Sub-accounts
     SPOUSAL LIFETIME FIVE INCOME BENEFIT
                                                                    (1.50%             1.90%          2.25%          2.30%
                                                                    maximum)**0.75%
                                                                    currently of
                                                                    average
                                                                    daily net
                                                                    assets of
                                                                    the
                                                                    Sub-accounts
     * The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the
     Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
     **In our  original  state  filings for each of these  benefits,  we set forth  maximum  charges  that we now are in the process of amending.  Specifically,  we have  commenced  filings to establish the 1.50% maximum  charge  depicted above - - for both existing contracts and new-issue  contracts.  As contemplated by those filings,  we have the right to increase the charge for each of these benefits  up to the 1.50%  maximum  upon a  step-up,  or for a new  election  of each such  benefit.  However,  we have no present intention of increasing the charges for those benefits to that maximum level.

3.       CHANGE WITH RESPECT TO CERTAIN PORTFOLIOS OF AMERICAN SKANDIA TRUST

In the Investment Options section of the prospectus, we make the following changes to the chart setting forth a brief description of each variable investment option, to reflect the following subadviser name change with respect to one of the variable investment options:

o        AST Small Cap Value Portfolio.  Salomon Brothers Asset Management will change its name to ClearBridge Advisors, LLC, effective in December 2006.

In the Investment Options section of the prospectus, we revise the investment objectives/policies section, and portfolio advisor/sub-advisor section for two Portfolios to read as follows.  These new descriptions reflect the addition of sub-advisors as well as revisions to non-fundamental investment policies:

     AST LSV International Value Portfolio.

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                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    AST International Value Portfolio (formerly AST LSV International Value Portfolio):  seeks       LSV Asset Management,
                    capital growth.  The Portfolio normally invests at least 80% of the Portfolio's investable        Thornburg Investment
                    assets (net assets plus borrowings made for investment purposes) in the equity securities of        Management, Inc.
      Equity        companies in developed countries outside the United States that are represented in the MSCI
                    EAFE Index.

------------------- ------------------------------------------------------------------------------------------------ -----------------------

     AST William Blair International Growth Portfolio.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    AST International Growth Portfolio (formerly,AST William Blair International Growth                 Marsico Capital
                    Portfolio):  seeks long-term capital appreciation.  The Portfolio invests primarily in              Management LLC,
                    equity-related securities of foreign issuers. The Portfolio invests primarily in the common         William Blair &
                    stock of large and medium-sized foreign companies, although it may also invest in companies of        Company, LLC
                    all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets
      Equity        in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
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